UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              March 31, 2005
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             05/10/05
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         120
                                             -------------------------

Form 13F Information Table Value Total:      $  364,002
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6  COLUMN 7         COLUMN 8
                                                                                                                    VOTING AUTHORITY
                                                                                                                    ----------------
       NAME OF ISSUER            TITLE OF                 VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER
       --------------              CLASS       CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
                                 -------       -----     ---------   --------   ---  ----  ----------  --------  ----   ------  ----
21st Century Ins Group              COM          90130N103    2892       207320   SH          SOLE                207320
ABM Industries, Inc.                COM          000957100    2755       143265   SH          SOLE                143265
Adaptec, Inc.                       COM          00651F108    1675       349755   SH          SOLE                349755
Alcoa, Inc.                         COM          013817101    5166       170003   SH          SOLE                170003
Allied Capital, Inc.                COM          01903Q108    5628       215624   SH          SOLE                215624
Alltel Corp.                        COM          020039103     286         5210   SH          SOLE                  5210
Altria                              COM          02209S103     335         5124   SH          SOLE                  5124
American Axle & Mfg                 COM          024061103    3109       126905   SH          SOLE                126905
American Italian Pasta              COM          027070101    1547        56460   SH          SOLE                 56460
Apogee Enterprises                  COM          037598109    2275       159310   SH          SOLE                159310
Apria Healthcare Group Com          COM          037933108    3824       119125   SH          SOLE                119125
Armor Holdings Inc.                 COM          042260109    2034        54835   SH          SOLE                 54835
Arvinmeritor, Inc.                  COM          043353101    2536       163940   SH          SOLE                163940
Ashland, Inc.                       COM          044204105    7539       111743   SH          SOLE                111743
Bank of America                     COM          060505104    4952       112297   SH          SOLE                112297
Bank of New York                    COM          064057102    3494       120263   SH          SOLE                120263
BB&T Corp.                          COM          054937107     646        16518   SH          SOLE                 16518
Bear Stearns                        COM          073902108    5025        50295   SH          SOLE                 50295
Beazer Homes USA, Inc.              COM          07556Q105    3203        64248   SH          SOLE                 64248
Blyth, Inc.                         COM          09643P108    3277       102933   SH          SOLE                102933
Boeing Co Com                       COM          097023105     298         5100   SH          SOLE                  5100
Boston Scientific Corp.             COM          101137107    2633        89885   SH          SOLE                 89885
Briggs & Stratton Corp.             COM          109043109    4910       134865   SH          SOLE                134865
Brush Engineered Materials          COM          117421107    1588        83460   SH          SOLE                 83460
Cabot Corp.                         COM          127055101    2747        82165   SH          SOLE                 82165
Cigna Corp.                         COM          125509109    7604        85148   SH          SOLE                 85148
Citigroup, Inc.                     COM          172967101     320         7125   SH          SOLE                  7125
Clark Inc.                          COM          181457102    2824       182405   SH          SOLE                182405
Coca Cola Co.                       COM          191216100     227         5440   SH          SOLE                  5440
Comerica, Inc.                      COM          200340107    4564        82866   SH          SOLE                 82866
Computer Associates Intl            COM          204912109     263         9700   SH          SOLE                  9700
Continental Res Inc.                COM          212013205       0        37500   SH          SOLE                 37500
Convergys Corp                      COM          212485106    3656       244866   SH          SOLE                244866
Countrywide Financial Corp.         COM          222372104    4660       143573   SH          SOLE                143573
Crane Co.                           COM          224399105    2793        97006   SH          SOLE                 97006
CTS Corp.                           COM          126501105    3342       257115   SH          SOLE                257115
Curtiss Wright                      COM          231561101    2085        36580   SH          SOLE                 36580
Diebold, Inc.                       COM          253651103    4941        90088   SH          SOLE                 90088
Donnelley & Sons Co                 COM          257867101    5746       181705   SH          SOLE                181705
DTE Energy Co.                      COM          233331107    5279       116071   SH          SOLE                116071
Elkcorp                             COM          287456107    3790        98551   SH          SOLE                 98551
Everest Re Group LTD Com            COM          G3223R108    5707        67055   SH          SOLE                 67055
Exxon Mobile Corp.                  COM          30231g102    1254        21038   SH          SOLE                 21038
Federal Natl Mortgage Assc          COM          313586109    1756        32247   SH          SOLE                 32247
FirstEnergy Corp.                   COM          337932107    6297       150119   SH          SOLE                150119
FirstMerit Corp. Com                COM          337915102    3175       118652   SH          SOLE                118652
G B & T Bancshares Inc.             COM          361462104     468        21615   SH          SOLE                 21615
General Electric Co.                COM          369604103     371        10275   SH          SOLE                 10275
Goodrich Corp.                      COM          382388106    6254       163341   SH          SOLE                163341
H&R Block                           COM          093671105     923        18250   SH          SOLE                 18250
Haverty Furniture Co., Inc.         COM          419596101    2451       160731   SH          SOLE                160731
HCC Ins Hldgs Inc. Com              COM          404132102    3222        89115   SH          SOLE                 89115
Headwaters Inc.                     COM          42210p102    5121       156020   SH          SOLE                156020
Health Mgmt Assoc Inc.              COM          421933102     203         7750   SH          SOLE                  7750
Helen of Troy, Ltd.                 COM          G4388N106    1663        60750   SH          SOLE                 60750
Hewlett Packard                     COM          428236103     292        13287   SH          SOLE                 13287
Home Depot                          COM          437076102     330         8638   SH          SOLE                  8638
Hudson United Bancorp               COM          444165104    2519        71475   SH          SOLE                 71475
IBM                                 COM          459200101     204         2230   SH          SOLE                  2230
Ishares TR                     MSCI EMERG MKT    464287234     218         1075   SH          SOLE                  1075
Ishares Inc.                   MSCI EMU INDEX    464286608     467         6460   SH          SOLE                  6460
Ishares Inc.                     MSCI JAPAN      464286848     330        31485   SH          SOLE                 31485
John H. Harland Co.                 COM          412693103    2379        69225   SH          SOLE                 69225
Johnson Controls, Inc.              COM          478366107    5670       101682   SH          SOLE                101682
Jones Apparel Group, Inc.           COM          480074103    4843       144601   SH          SOLE                144601
K2, Inc.                            COM          482732104    3466       252075   SH          SOLE                252075
Kellwood Co.                        COM          488044108    2881       100065   SH          SOLE                100065
King Pharmaceuticals Com            COM          495582108     240        28925   SH          SOLE                 28925
Koninklijke Philips Electronic      COM          500472303    3677       133599   SH          SOLE                133599
Laboratory Amer. Hldgs.             COM          50540R409    3602        74735   SH          SOLE                 74735
Lafarge Corp.                       COM          505862102    3505        59963   SH          SOLE                 59963
Libbey Inc.                         COM          529898108    1764        83995   SH          SOLE                 83995
LSI Logic Corp.                     COM          502161102    4603       823350   SH          SOLE                823350
Main Street Bank, Inc.              COM          56034R102     321        12120   SH          SOLE                 12120
Manitowoc, Inc.                     COM          563571108    4537       112342   SH          SOLE                112342
Marsh & McLennan                    COM          571748102     703        23125   SH          SOLE                 23125
MBNA Corp.                          COM          55262L100    4789       195078   SH          SOLE                195078
McKesson, Inc.                      COM          58155Q103    5142       136216   SH          SOLE                136216
Microsoft Corp.                     COM          594918104     200         8280   SH          SOLE                  8280
Oakley Inc.                         COM          673662102     673        52475   SH          SOLE                 52475
Odyssey Healthcare Inc.             COM          67611V101    3920       333305   SH          SOLE                333305
Office Depot Inc.                   COM          676220106    2051        92475   SH          SOLE                 92475
Orbotech Ltd                        COM          m75253100    3749       171195   SH          SOLE                171195
Owens Illinois Inc. New             COM          690768403    4441       176651   SH          SOLE                176651
Pfizer, Inc.                        COM          717081103    4945       188254   SH          SOLE                188254
Plantronics, Inc.                   COM          727493108    2131        55960   SH          SOLE                 55960
Polaris Industries, Inc.            COM          731068102    5383        76645   SH          SOLE                 76645
PPG Industries                      COM          693506107    6332        88536   SH          SOLE                 88536
Quest Diagnostics, Inc.             COM          74834L100    2935        27916   SH          SOLE                 27916
Regions Financial                   COM          758940100     818        25238   SH          SOLE                 25238
Regis Corp.                         COM          758932107    2806        68555   SH          SOLE                 68555
Reinsurance Group Amer Inc          COM          759351109    3199        75130   SH          SOLE                 75130
Royal Bank of Canada                COM          780087102     289         4755   SH          SOLE                  4755
Royal Group Tech.                   COM          779915107     119        11250   SH          SOLE                 11250
Ruby Tuesday Inc.                   COM          781182100    1788        73625   SH          SOLE                 73625
Safeway, Inc.                       COM          786514208    3726       201060   SH          SOLE                201060
Sara Lee Corp.                      COM          803111103    5662       255506   SH          SOLE                255506
Smithfield Foods, Inc.              COM          832248108    4720       149615   SH          SOLE                149615
SPDR TR                           UNIT SR 1      78462F103     271         2300   SH          SOLE                  2300
St. Paul Travelers                  COM          792860108    4437       120794   SH          SOLE                120794
Standex International Corp.         COM          854231107    3642       133414   SH          SOLE                133414
Stewart Enterprises                 COM          860370105      93        15140   SH          SOLE                 15140
Streettracks Ser Tr             WILSHIRE REIT    86330E604     969         5600   SH          SOLE                  5600
Sungard Data Systems Inc.           COM          867363103    5323       154278   SH          SOLE                154278
Suntrust Banks, Inc.                COM          867914103     756        10493   SH          SOLE                 10493
Superior Industries Intl            COM          868168105    1893        71690   SH          SOLE                 71690
TBC Corp.                           COM          872183108    2446        87789   SH          SOLE                 87789
Telefonos de Mexico SA              COM          879403780    4840       140178   SH          SOLE                140178
Tyco International, Ltd.            COM          902124106    5216       154328   SH          SOLE                154328
United Technologies                 COM          913017109    4978        48967   SH          SOLE                 48967
Unitedhealth Group                  COM          91324P102    6362        66697   SH          SOLE                 66697
Universal Corp.                     COM          913456109    2474        54045   SH          SOLE                 54045
US Bancorp                          COM          902973304    5401       187414   SH          SOLE                187414
UTStarCom Inc.                      COM          918076100    3124       285286   SH          SOLE                285286
VF Corp.                            COM          918204108    6510       110070   SH          SOLE                110070
Wachovia Corp. New                  COM          929903102    8679       170470   SH          SOLE                170470
Washington Federal, Inc.            COM          938824109    3839       164362   SH          SOLE                164362
Washington Mutual, Inc.             COM          939322103    4188       106028   SH          SOLE                106028
Webster Financial Corp.             COM          947890109    2809        61865   SH          SOLE                 61865
Wyeth                               COM          983024100    4048        95967   SH          SOLE                 95967

REPORT SUMMARY          120 DATA RECORDS           $364,002          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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